SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Shipping and handling costs, Research and development (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Research and development expenses	$ 69,822	$ 58,407	$ 45,167
Shipping and Handling
Selling and distribution expenses	$ 453,865	$ 316,358	$ 134,248